Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer deposits
Advances for real estate properties	$ 1,866,575,083	$ 2,372,468,138
Add: increase in revenue recognized in excess of amounts received from customers	0	26,302,454
Less: recognized as progress billings	(586,058,078)	(1,236,340,124)
Customer deposits	$ 1,280,517,005	$ 1,162,430,468
Minimum
Customer deposits
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum
Customer deposits
Customer deposits backed by mortgage loans, percentage	80.00%